Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,241	$ 2,206	$ 3,546	$ 19,254
Research & development	(14,238)	(14,154)	(33,516)	(26,543)
Manufacturing commercialization	(6,450)	(5,145)	(18,374)	(7,843)
Management and administration	(7,867)	(6,766)	(15,546)	(12,230)
Fair value remeasurement of contingent consideration	1,462	(595)	16,569	(882)
Other operating income and expenses	296	143	395	375
Finance costs	(1,062)	(2,542)	(3,966)	(6,400)
Loss before income tax	(25,618)	(26,853)	(50,892)	(34,269)
Income tax (expense)/benefit	(74)	2,269	656	4,202
Loss attributable to the owners of Mesoblast Limited	$ (25,692)	$ (24,584)	$ (50,236)	$ (30,067)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (4.38)	$ (4.60)	$ (8.60)	$ (5.82)
Diluted - losses per share	$ (4.38)	$ (4.60)	$ (8.60)	$ (5.82)